RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Schedule of Related Party Transactions
A summary transactions with related parties and affiliated companies for the years ended December 31, 2025, 2024 and 2023 was as follows:

(in thousands of $)	Note	2025	2024	2023
Revenues and other operating income
Seatankers Management Co. Ltd		4,928	2,027	2,196
SFL	4	2,080	3,191	5,925
Golden Ocean (up to March 12, 2025)		48	1,212	4,182
Alta Trading UK Limited		—	11	8
Flex LNG Ltd		1,504	1,538	1,513
Avance Gas		507	1,697	1,989
TFG Marine		746	598	1,060
Other related parties and affiliated companies		—	—	7
Total revenues and other operating income		9,813	10,274	16,880

Operating expenses
Front Ocean Management AS		3,543	2,948	2,514
Seatankers Management Norway AS		—	523	880
Seatankers Management Co. Ltd		522	360	593
Total operating expenses		4,065	3,831	3,987

Other income (expenses)
Shareholder loan facility finance expense	16	—	(12,548)	(255)
Revolving credit facility finance expense	16	—	(9,299)	(11,690)
FMS Holdco share of results	14	1,002	1,053	611
TFG Marine share of results	14	57	(1,651)	2,771
Total other income (expenses)		1,059	(22,445)	(8,563)
A summary of balances due from related parties and affiliated companies as of December 31, 2025 and 2024 was as follows:

(in thousands of $)	December 31, 2025	December 31, 2024
SFL	3,860	4,265
Seatankers Management Co. Ltd	8,453	2,647
Golden Ocean	—	178
Alta Trading UK Limited	—	11
Flex LNG Ltd	403	516
TFG Marine	302	227
Avance Gas	—	560
Other related parties and affiliated companies	73	128
Related party and affiliated company receivables	13,091	8,532
A summary of balances due to related parties and affiliated companies at December 31, 2025 and 2024 was as follows:

(in thousands of $)	December 31, 2025	December 31, 2024
SFL	6,829	7,380
Seatankers Management Co. Ltd	2,594	1,153
Golden Ocean	—	1,283
Flex LNG Ltd	340	686
TFG Marine	21,195	24,390
Front Ocean Management	106	5
Avance Gas	—	473
Related party and affiliated company payables	31,064	35,370
The total amount of the remuneration earned by all directors and key management personnel for their services was as follows:

(in thousands of $)	2025	2024	2023
Total remuneration	7,198	464	7,956
of which:
Paid in capacity as directors	1,778	907	3,530
Other remuneration	5,420	(443)	4,426

The Directors annually review the remuneration of the members of key management personnel. Directors' fees are approved annually at the AGM. No pensions were paid to directors or past directors. No compensation was paid to directors or past directors in respect of loss of office. Total remuneration consists of a fixed and a variable component and can be summarized as follows:

(in thousands of $)	2025	2024	2023
Total fixed remuneration	949	911	942
of which:
Cost of pension	29	28	24
Total variable remuneration	6,249	(447)	7,014
of which:
Share based payments	5,916	(829)	7,014